Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other non-current liabilities
Other non-current liabilities	$ 5,384	$ 2,224
Other current liabilities
Accrued expenses	120,532	99,723
Net revenue clearing	40,935	79,056
Asset retirement obligations - current	6,436	5,402	$ 4,529
Revenue to be distributed	136,631	93,322
Total other current liabilities	304,534	277,503
Increase (decrease) in accrued capital expenditures	8,347
Increase/decrease in hedge settlements payable	$ 6,890	$ (50,541)